Related parties - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
HIGHWORLD INVESTMENTS LTD
Disclosure of transactions between related parties [line items]
Percentage of shares held by related party	37.49999%
ELQ Investors VIII Limited
Disclosure of transactions between related parties [line items]
Percentage of shares held by related party	25.00%